Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Investor, Institutional and R Shares | LifePath Active 2055 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About LifePath® Active 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The LifePath® Active 2055 Portfolio (the “2055 Fund” or the “Fund”) seeks a balance between long-term capital appreciation and high current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details about the Share Classes” section on page 97 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-73 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Fee Waiver Or Reimbursement Over Assets, Date Of Termination Additional	brf31_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	March 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy.

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. As of the date of this prospectus, the Fund is expected to hold approximately 97.9% of its assets in underlying funds that invest primarily in equity securities and 2.1% of its assets in underlying funds that invest primarily in fixed income, including underlying funds that invest primarily in money market instruments. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a complete list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be 38% in underlying funds that invest in equity securities and 62% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

		The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.

  Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

  Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in exchange-traded funds (“ETFs”). The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.

  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is expected to commence operations on February 28, 2013, there is no historical performance information shown. Performance information will be presented after the Fund has been in operation for one full calendar year. Current performance information can be obtained by visiting www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is expected to commence operations on February 28, 2013, there is no historical performance information shown. Performance information will be presented after the Fund has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/funds
Investor, Institutional and R Shares | LifePath Active 2055 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.20%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	627
3 Years	rr_ExpenseExampleYear03	1,045
Investor, Institutional and R Shares | LifePath Active 2055 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.00%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.71%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.90%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	472
Investor, Institutional and R Shares | LifePath Active 2055 Portfolio | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	5.39%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.60%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[3]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	622

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on page 110, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2023. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2014. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.